SENIOR CONVERTIBLE PREFERRED SHARES AND WARRANTS (Details Narrative)			1 Months Ended								6 Months Ended		18 Months Ended
	Mar. 26, 2024 USD ($) $ / shares shares	Mar. 26, 2024 CNY (¥) shares	Sep. 30, 2025 USD ($)	Mar. 31, 2024 CNY (¥)	Oct. 31, 2023 USD ($)	Apr. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Oct. 31, 2022 USD ($)	Jul. 31, 2022 USD ($)	Jun. 30, 2022 USD ($) shares	Jun. 30, 2025 USD ($) Integer $ / shares shares	Jun. 30, 2024 CNY (¥)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 CNY (¥) shares	Dec. 31, 2024 CNY (¥) shares	Jul. 31, 2024 USD ($)	Jul. 31, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	May 31, 2024 USD ($)	May 31, 2024 CNY (¥)	Mar. 27, 2024 $ / shares	Aug. 31, 2023 $ / shares	Apr. 04, 2023 USD ($)
Aggregate purchase amount of convertible preferred shares | ¥													¥ 78,379
Subscriptions receivable											$ (8,441,000)			¥ (60,467,000)	¥ (60,467,000)
Dividends paid											0
Dividends											$ 0
Percentage of liquidation preference on original preferred share issue price											150.00%
Trading days | Integer											5
Adjusted redemption price percentage											8.00%
Senior convertible preferred shares, value | ¥
Senior Convertible Preferred Shares [Member]
Preferred Stock, Convertible, Down Round Feature, Trigger [true false]				true
Senior convertible preferred shares, value | ¥				¥ 1,781,500,000
Common Class A [Member]
Ordinary shares outstanding (in shares) | shares											61,809,943,258			61,809,943,258	56,354,853,138
Common Class B [Member]
Ordinary shares outstanding (in shares) | shares											40,809,861			40,809,861	40,809,861
2022 Subscription Agreement [Member] | Common Class A [Member]
Conversion price | $ / shares	$ 0.004858										$ 0.14											$ 0.004858	$ 0.0457
Nio Capital [Member]
Number of senior convertible preferred shares issued | shares										714,285,714
Aggregate purchase amount of convertible preferred shares							$ 8,400,000	$ 9,900,000	$ 71,400	$ 100,000,000.0
Subscriptions receivable							$ 81,600,000									$ 7,000,000.0	¥ 49,800,000	$ 7,000,000.0	¥ 49,800,000	$ 7,000,000.0	¥ 49,800,000
Long term debt																								$ 61,600,000
Subscriptions receivable remaining																$ 9,400,000	¥ 60,500,000	$ 9,400,000	¥ 60,500,000	$ 9,400,000	¥ 60,500,000			$ 20,000,000
Subscriptions receivable					$ 2,000,000	$ 1,600,000
Nio Capital [Member] | Subsequent Event [Member]
Equity consideration receivable			$ 9,400,000
Xin Gao Group Ltd [Member]
Number of senior convertible preferred shares issued | shares	1,440,922,190	1,440,922,190
Aggregate purchase amount of convertible preferred shares	$ 7,000,000.0
Conversion price | $ / shares	$ 0.004858
Share based compensation expense	$ 4,000,000.0	¥ 28,700,000